UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2012

MASSACHUSETTS INVESTORS TRUST

PORTFOLIO OF INVESTMENTS

9/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 4.4%
Honeywell International, Inc.	972,600	$58,112,850
Precision Castparts Corp.	273,960	44,748,626
United Technologies Corp.	786,400	61,567,256

		$164,428,732
Alcoholic Beverages - 2.0%
Diageo PLC	1,214,679	$34,119,646
Heineken N.V.	704,706	42,009,961

		$76,129,607
Apparel Manufacturers - 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	215,741	$32,436,836
NIKE, Inc., “B”	272,950	25,905,685
VF Corp.	200,990	32,029,766

		$90,372,287
Automotive - 0.9%
Bayerische Motoren Werke AG	238,515	$17,443,122
Delphi Automotive PLC (a)	489,940	15,188,140

		$32,631,262
Biotechnology - 1.7%
Celgene Corp. (a)	367,070	$28,044,148
Gilead Sciences, Inc. (a)	543,960	36,080,867

		$64,125,015
Broadcasting - 3.0%
Viacom, Inc., “B”	494,710	$26,511,509
Walt Disney Co.	1,672,100	87,417,388

		$113,928,897
Brokerage & Asset Managers - 2.7%
BlackRock, Inc.	310,524	$55,366,429
Franklin Resources, Inc.	353,220	44,177,225

		$99,543,654
Business Services - 0.8%
Accenture PLC, “A”	414,470	$29,025,334

Cable TV - 1.4%
Comcast Corp., “A”	1,428,370	$51,092,795

Chemicals - 1.8%
3M Co.	490,560	$45,337,555
Celanese Corp.	611,030	23,164,147

		$68,501,702
Computer Software - 3.5%
Check Point Software Technologies Ltd. (a)	662,890	$31,924,782
Citrix Systems, Inc. (a)	181,900	13,928,083
Oracle Corp.	2,276,810	71,696,747
VeriSign, Inc. (a)	292,270	14,230,626

		$131,780,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 6.6%
Apple, Inc.	266,480	$177,811,445
EMC Corp. (a)	2,595,830	70,788,284

		$248,599,729
Construction - 1.5%
Sherwin-Williams Co.	136,790	$20,369,399
Stanley Black & Decker, Inc.	468,380	35,713,975

		$56,083,374
Consumer Products - 3.8%
Colgate-Palmolive Co.	368,010	$39,458,032
Procter & Gamble Co.	969,476	67,242,855
Reckitt Benckiser Group PLC	620,494	35,720,348

		$142,421,235
Electrical Equipment - 2.5%
Danaher Corp.	1,709,150	$94,259,623

Electronics - 2.8%
Altera Corp.	1,079,610	$36,690,546
ASML Holding N.V.	319,541	17,152,961
Microchip Technology, Inc.	1,516,020	49,634,495

		$103,478,002
Energy - Independent - 2.8%
EOG Resources, Inc.	454,210	$50,894,231
Occidental Petroleum Corp.	623,650	53,671,319

		$104,565,550
Energy - Integrated - 4.4%
Chevron Corp.	575,670	$67,100,095
Exxon Mobil Corp.	1,056,500	96,616,925

		$163,717,020
Engineering - Construction - 0.8%
Fluor Corp.	549,410	$30,920,795

Food & Beverages - 2.3%
General Mills, Inc.	847,280	$33,764,108
Groupe Danone	824,278	50,748,103

		$84,512,211
General Merchandise - 2.7%
Kohl’s Corp.	742,580	$38,034,948
Target Corp.	970,200	61,578,594

		$99,613,542
Insurance - 1.6%
ACE Ltd.	807,220	$61,025,832

Internet - 2.7%
Facebook, Inc., “A “ (a)	252,160	$5,459,264
Google, Inc., “A” (a)	126,070	95,119,815

		$100,579,079

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 7.5%
Bank of America Corp.	3,210,500	$28,348,715
Bank of New York Mellon Corp.	767,973	17,371,549
Goldman Sachs Group, Inc.	519,720	59,081,770
JPMorgan Chase & Co.	2,245,440	90,895,411
State Street Corp.	459,400	19,276,424
Wells Fargo & Co.	1,930,576	66,662,789

		$281,636,658
Medical Equipment - 6.3%
Baxter International, Inc.	425,990	$25,670,157
Covidien PLC	1,080,740	64,217,571
Medtronic, Inc.	831,570	35,857,298
St. Jude Medical, Inc.	1,376,100	57,975,093
Thermo Fisher Scientific, Inc.	865,540	50,919,718

		$234,639,837
Network & Telecom - 0.9%
Cisco Systems, Inc.	1,824,999	$34,839,231

Oil Services - 3.4%
Cameron International Corp. (a)	617,950	$34,648,456
Dresser-Rand Group, Inc. (a)	613,080	33,786,839
National Oilwell Varco, Inc.	375,360	30,070,090
Schlumberger Ltd.	407,590	29,480,985

		$127,986,370
Other Banks & Diversified Financials - 4.3%
American Express Co.	1,020,900	$58,048,374
MasterCard, Inc., “A”	97,680	44,100,566
Visa, Inc., “A”	427,790	57,443,641

		$159,592,581
Pharmaceuticals - 4.9%
Johnson & Johnson	965,228	$66,513,861
Pfizer, Inc.	3,693,210	91,776,269
Teva Pharmaceutical Industries Ltd., ADR	598,530	24,785,127

		$183,075,257
Railroad & Shipping - 1.2%
Canadian National Railway Co.	503,770	$44,447,627

Restaurants - 0.7%
McDonald’s Corp.	287,790	$26,404,733

Specialty Chemicals - 1.8%
Linde AG	214,544	$36,943,761
Praxair, Inc.	308,090	32,004,389

		$68,948,150
Specialty Stores - 0.6%
Hennes & Mauritz AB, “B”	657,170	$22,830,075

Telecommunications - Wireless - 1.2%
American Tower Corp., REIT	644,000	$45,975,160

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 1.1%
AT&T, Inc.	1,137,770	$42,893,929

Tobacco - 2.0%
Philip Morris International, Inc.	846,960	$76,175,582

Trucking - 1.0%
United Parcel Service, Inc., “B”	514,200	$36,801,294

Utilities - Electric Power - 3.1%
Alliant Energy Corp.	592,260	$25,698,161
American Electric Power Co., Inc.	877,210	38,544,607
CMS Energy Corp.	1,066,770	25,122,434
Wisconsin Energy Corp.	734,550	27,670,499

		$117,035,701
Total Common Stocks		$3,714,617,700

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.15%, at Net Asset Value (v)	36,457,301	$36,457,301
Total Investments		$3,751,075,001

Other Assets, Less Liabilities - (0.1)%		(2,100,113)
Net Assets - 100.0%		$3,748,974,888

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,714,617,700	$—	$—	$3,714,617,700
Mutual Funds	36,457,301	—	—	36,457,301
Total Investments	$3,751,075,001	$—	$—	$3,751,075,001

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $150,440,341 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,976,415,768
Gross unrealized appreciation	857,674,202
Gross unrealized depreciation	(83,014,969)
Net unrealized appreciation (depreciation)	$774,659,233

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	48,416,672	260,319,940	(272,279,311)	36,457,301

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38,890	$36,457,301

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2012

*	Print name and title of each signing officer under his or her signature.